Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies (Abstract)
Schedule Of Time And Bareboat Charter Agreements (Table Text Block)
For the years ended June 30,	Amount
2015	$ 154,987
2016	88,089
2017	77,532
2018	73,954
2019	68,967
Thereafter	317,280
Total	$ 780,809